Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Common stocks: 96.20%
Communication services: 12.22%
Entertainment: 0.08%
Take-Two Interactive Software Incorporated †	3,490	$ 620,243
Interactive media & services: 12.14%
Alphabet Incorporated Class A †	1,910	5,533,346
Alphabet Incorporated Class C †	15,555	45,009,792
Meta Platforms Incorporated Class A †	51,300	17,254,755
ZoomInfo Technologies Incorporated †	330,010	21,186,642
		88,984,535
Consumer discretionary: 7.37%
Auto components: 0.57%
Aptiv plc †	25,345	4,180,658
Automobiles: 1.19%
Tesla Motors Incorporated †	8,290	8,760,706
Hotels, restaurants & leisure: 2.16%
Airbnb Incorporated Class A †	9,715	1,617,450
Booking Holdings Incorporated †	4,165	9,992,793
Expedia Group Incorporated †	23,165	4,186,379
		15,796,622
Internet & direct marketing retail: 3.45%
Amazon.com Incorporated †	7,585	25,290,969
Industrials: 0.60%
Electrical equipment: 0.01%
Bloom Energy Corporation Class A †	3,700	81,141
Road & rail: 0.59%
Lyft Incorporated Class A †	100,575	4,297,570
Information technology: 76.01%
Communications equipment: 0.61%
Arista Networks Incorporated †	12,325	1,771,719
F5 Networks Incorporated †	11,110	2,718,728
		4,490,447
Electronic equipment, instruments & components: 1.38%
Cognex Corporation	9,180	713,837
Flex Limited †	66,295	1,215,187
IPG Photonics Corporation †	6,375	1,097,393
Samsung SDI Company Limited	12,840	7,061,639
		10,088,056
IT services: 11.68%
Adyen NV 144A†	810	2,131,630
Block Incorporated †	4,880	788,169
Cloudflare Incorporated Class A †	5,640	741,660
DXC Technology Company †	169,775	5,465,057
EPAM Systems Incorporated †	4,905	3,278,747
See accompanying notes to portfolio of investments

Allspring Specialized Technology Fund  |  1

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
IT services (continued)
Fiserv Incorporated †	21,925	$ 2,275,596
MongoDB Incorporated †	60,730	32,147,426
Okta Incorporated †	88,635	19,869,308
Shopify Incorporated Class A †	3,265	4,497,178
Snowflake Incorporated Class A †	26,303	8,910,141
Toast Incorporated Class A †	417	14,474
Twilio Incorporated Class A †	20,835	5,486,689
		85,606,075
Semiconductors & semiconductor equipment: 25.11%
Advanced Micro Devices Incorporated †	39,020	5,614,978
Applied Materials Incorporated	35,615	5,604,376
ASML Holding NV	5,685	4,526,056
Broadcom Incorporated	9,500	6,321,395
GlobalFoundries Incorporated †«	52,930	3,438,862
Infineon Technologies AG	177,230	8,159,396
KLA Corporation	9,530	4,098,948
Lam Research Corporation	11,045	7,943,012
Marvell Technology Incorporated	200,040	17,501,500
Micron Technology Incorporated	216,585	20,174,893
NVIDIA Corporation	80,990	23,819,969
NXP Semiconductors NV	40,430	9,209,145
ON Semiconductor Corporation †	301,165	20,455,127
Qualcomm Incorporated	19,750	3,611,683
SK Hynix Incorporated	95,351	10,472,649
STMicroelectronics NV	140,611	6,942,911
Taiwan Semiconductor Manufacturing Company Limited ADR	107,740	12,962,199
Teradyne Incorporated	22,840	3,735,025
Tokyo Electron Limited	13,400	7,712,669
Wolfspeed Incorporated †	15,095	1,687,168
		183,991,961
Software: 29.03%
Altair Engineering Incorporated Class A †	11,900	920,108
Alteryx Incorporated Class A †	26,720	1,616,560
Asana Incorporated Class A †	206,400	15,387,120
Atlassian Corporation plc Class A †	16,105	6,140,675
Box Incorporated Class A †	65,505	1,715,576
Crowdstrike Holdings Incorporated Class A †	70,885	14,513,704
Datadog Incorporated Class A †	104,340	18,583,997
DocuSign Incorporated †	13,655	2,079,793
Fortinet Incorporated †	10,785	3,876,129
HashiCorp Incorporated Class A †«	11,540	1,050,602
HubSpot Incorporated †	22,779	15,014,778
Intuit Incorporated	25,870	16,640,101
KnowBe4 Incorporated Class A †	63,705	1,461,393
Mandiant Incorporated †	37,405	656,084
Microsoft Corporation	125,335	42,152,664
Monday.com Limited †«	9,255	2,857,204
Oracle Corporation	17,285	1,507,425
Palo Alto Networks Incorporated †	22,525	12,541,019
Paycom Software Incorporated †	40,770	16,927,296
Salesforce.com Incorporated †	9,200	2,337,996
Smartsheet Incorporated Class A †	10,590	820,196
The Trade Desk Incorporated †	161,665	14,814,981
See accompanying notes to portfolio of investments

2  |  Allspring Specialized Technology Fund

Portfolio of investments—December 31, 2021 (unaudited)

	Shares	Value
Software (continued)
Workday Incorporated Class A †	2,305	$ 629,680
Zscaler Incorporated †	57,600	18,508,608
		212,753,689
Technology hardware, storage & peripherals: 8.20%
Apple Incorporated	207,340	36,817,364
Pure Storage Incorporated Class A †	120,725	3,929,599
Samsung Electronics Company Limited	82,382	5,410,431
Seagate Technology Holdings plc	123,525	13,955,855
		60,113,249
Total Common stocks (Cost $442,131,968)		705,055,921

		Yield
Short-term investments: 4.76%
Investment companies: 4.76%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	28,594,551	28,594,551
Securities Lending Cash Investments LLC ♠∩∞		0.07	6,268,450	6,268,450
Total Short-term investments (Cost $34,863,001)				34,863,001
Total investments in securities (Cost $476,994,969)	100.96%			739,918,922
Other assets and liabilities, net	(0.96)			(7,038,036)
Total net assets	100.00%			$732,880,886

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments

Allspring Specialized Technology Fund  |  3

Portfolio of investments—December 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$32,924,749	$176,109,354	$(180,439,552)	$0	$0	$28,594,551	28,594,551	$7,781
Securities Lending Cash Investments LLC	0	65,728,317	(59,459,867)	0	0	6,268,450	6,268,450	637#
				$0	$0	$34,863,001		$8,418

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Specialized Technology Fund

Notes to portfolio of investments—December 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the

Allspring Specialized Technology Fund  |  5

Notes to portfolio of investments—December 31, 2021 (unaudited)

fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$89,604,778	$0	$0	$89,604,778
Consumer discretionary	54,028,955	0	0	54,028,955
Industrials	4,378,711	0	0	4,378,711
Information technology	518,226,693	38,816,784	0	557,043,477
Short-term investments
Investment companies	34,863,001	0	0	34,863,001
Total assets	$701,102,138	$38,816,784	$0	$739,918,922
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended December 31, 2021, the Fund did not have any transfers into/out of Level 3.

6  |  Allspring Specialized Technology Fund